Employees' Stock Option Plans (ESOP) - Schedule of Break-up of Employee Stock Compensation Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense		$ 79	$ 64	$ 56
Employee stock compensation expense		2	1	3
KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense	[1]	8	6	9
Employees Other Than KMP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employee stock compensation expense		$ 71	$ 58	$ 47

[1]	Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel.